Risks Arising From Financial Instruments - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative position positive pre-tax impact on equity reserves		$ 604,000,000	$ 850,000,000	$ 548,000,000
Amount of exposure equivalent to shares hedged		$ 18,258,000,000	21,598,000,000
Description of methods to use sensitivity analysis is assessed		Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2021. Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2020.
Financial Liabilities		$ 116,790,000,000	126,178,000,000
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		5,412,000,000	5,353,000,000
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Currency transactional risk impact on consolidated profit before taxes		54,000,000	30,000,000	$ 22,000,000
Floating interest rate [member] | Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Borrowed amount		268,000,000
Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net		589,000,000	671,000,000
Holding Company [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net		11,921,000,000	9,691,000,000
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 832,000,000	$ 1,251,000,000
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ		15.00%
Call Options [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		$ 0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		100,500,000
Gain recognized in the profit or loss		$ (48,000,000)
Reasonable possible volatility rate		26.51%	53.87%	25.20%
Positive/negative impact on profit before tax		$ 1,604,000,000	$ 3,787,000,000	$ 2,066,000,000
Equity price risk [member] | Share-Based Compensation Plan [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss		(23,000,000)
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 6,164,000,000
Proportion of company's financial liabilities		6.90%
Higher/lower interest expense		$ 8,000,000	3,000,000	16,000,000
Higher/lower interest income		44,000,000	58,000,000	$ 22,000,000
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 53,000,000	5,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description		There was no significant concentration of credit risks with any single counterparty as of 31 December 2021 and no single customer represented more than 10% of the total revenue of the group in 2021.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer		10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		$ 589,000,000	$ 671,000,000
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		1,000,000,000.0
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount	500,000,000
Interest rate percentage	4.00%
Appointment period	September 2013
Maturity period	September 2025
Grupo Modelo [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss		$ (13,000,000)
SABMiller Group [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss		$ (12,000,000)